Average Annual Total Returns - Princeton Alternative Premium Fund			12 Months Ended	27 Months Ended
		Aug. 25, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	24.64%
Princeton Alternative Premium Fund Class A shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes with sales charge
Average Annual Return, Percent	[2]		(2.97%)	1.16%
Performance Inception Date		Sep. 23, 2022
Princeton Alternative Premium Fund Class A shares | Return Before Taxes Without Sales Charge [Member]
Prospectus [Line Items]
Average Annual Return, Percent			2.96%	3.83%
Princeton Alternative Premium Fund Class I shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			4.22%	4.92%
Performance Inception Date		Sep. 23, 2022
Princeton Alternative Premium Fund Class I shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.55%	3.26%
Princeton Alternative Premium Fund Class I shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.64%	3.18%

[1]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, taxes and other expenses. Investors may not invest in the index directly.
[2]	Returns for Class A shares include the maximum sales charge of 5.75%.